INVESTMENTS SECURITIES AVAILABLE-FOR-SALE (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Gross realized gains on sales and calls	$ 216,000	$ 6,400,000
Gross losses realized	103,000	505,000
Securities pledged to secure available borrowings with the Federal Reserve Bank and Federal Home Loan Bank	$ 38,100,000	$ 39,800,000	$ 31,100,000